091-17892

For Internal Use Only
Sec File No. 9-

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2014 APR -1 PM 2:26
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SEC
Mail Processing
Section
APR 1 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14011132

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   ETRACS Monthly Reset 2xLeveraged S&P 500 Total Return ETN
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SPLX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Albert J. Kim

Title:
Associate General Counsel

Telephone Number:
312-663-2484

Manual Signature of Official Responsible for Form:
[signature]

Date:
March 28, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 01 2014

SEC 2449 (6-01)

CHX
Chicago Stock Exchange

RECEIVED
2014 APR -1 PM 2:26
SEC / MR

SEC
Mail Processing
Section
APR 1 2014
Washington DC
404

March 28, 2014

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

EDOG	ALPS Emerging Sector Dividend Dogs ETF
SPLX	ETRACS Monthly Reset 2xLeveraged S&P 500 Total Return ETN
TOLZ	ProShares DJ Brookfield Global Infrastructure ETF

If you have any questions about this filing, please contact me at (312) 663-2484.

Sincerely,

Albert J. Kim
Associate General Counsel

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 01 2014